Other receivables and assets (Gross amount of other receivables denominated) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Gross amounts of other receivables denominated [line items]
Gross amounts of other receivables	¥ 1,673,759	¥ 2,047,268
RMB [member]
Gross amounts of other receivables denominated [line items]
Gross amounts of other receivables	1,572,651	1,944,570
S$ [member]
Gross amounts of other receivables denominated [line items]
Gross amounts of other receivables	68,390	53,406
US$ [member]
Gross amounts of other receivables denominated [line items]
Gross amounts of other receivables	7,401	49,292
PKR [member]
Gross amounts of other receivables denominated [line items]
Gross amounts of other receivables	¥ 25,317	¥ 0